Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Accounts receivable reserve	$ 184	$ 74
Common stock, par value (usd per share)	$ 0.001
Common stock, shares authorized (shares)	200,000,000
Common stock, shares issued (shares)	20,257,625
Common stock, shares outstanding (shares)	20,257,625
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (shares)	10,000,000	10,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Members capital, par value (usd per share)		$ 10
Members capital, shares authorized (shares)		20,200,001
Members capital, shares issued (shares)		20,200,001
Members capital, shares outstanding (shares)		20,200,001